Fair Values of Assets and Liabilities - Assets Measured at Fair Value on Nonrecurring Basis (Details) - Fair value, measurements, nonrecurring - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	$ 354	$ 97
Other assets	27	21
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	0
Other assets	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	0
Other assets	0	0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	354	97
Other assets	$ 27	$ 21